Schedule of Investments
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.32%
Australia–1.89%
APA Group	849	$6,327
ASX Ltd.	141	7,715
Aurizon Holdings Ltd.	1,285	3,617
BlueScope Steel Ltd.	545	6,912
Brambles Ltd.	1,106	8,976
Coca-Cola Amatil Ltd.	499	4,980
Cochlear Ltd.	46	6,918
Coles Group Ltd.	954	13,245
Dexus	805	5,523
Evolution Mining Ltd.	1,133	4,003
Goodman Group	1,199	16,160
GPT Group (The)	1,406	4,623
Insurance Australia Group Ltd.	1,610	5,930
Lendlease Corp. Ltd.	495	4,517
Macquarie Group Ltd.	255	25,484
Mirvac Group	2,727	4,934
Newcrest Mining Ltd.	580	10,964
Ramsay Health Care Ltd.	123	5,896
SEEK Ltd.	284	6,060
Stockland	1,744	5,902
Sydney Airport(a)	1,102	4,799
Transurban Group	2,053	20,686
		184,171
Austria–0.12%
Erste Group Bank AG(a)	203	6,191
Verbund AG	64	5,764
		11,955
Belgium–0.22%
KBC Group N.V.(a)	189	13,213
Umicore S.A.	141	7,994
		21,207
Brazil–0.13%
Wheaton Precious Metals Corp.	316	12,979
Canada–3.00%
Agnico Eagle Mines Ltd.	160	11,170
Bank of Montreal	467	34,738
Bank of Nova Scotia (The)	832	44,373
Canadian National Railway Co.	489	49,529
Canadian Tire Corp. Ltd., Class A	47	6,094
CGI, Inc., Class A(a)	198	15,871
Fortis, Inc.	321	12,983
Franco-Nevada Corp.	129	15,367
Gildan Activewear, Inc.	175	4,372
Intact Financial Corp.	119	13,121
Magna International, Inc.	235	16,551
Manulife Financial Corp.	1,491	26,946
Metro, Inc.	148	6,398
Open Text Corp.	250	11,199
Ritchie Bros. Auctioneers, Inc.	103	6,082
Rogers Communications, Inc., Class B	252	11,373
Shares		Value
Canada–(continued)
WSP Global, Inc.	68	$6,333
		292,500
China–0.08%
BOC Hong Kong Holdings Ltd.	2,500	7,509
Denmark–1.86%
Coloplast A/S, Class B	85	12,699
GN Store Nord A/S	88	6,736
Novo Nordisk A/S, Class B	1,246	86,667
Novozymes A/S, Class B	148	8,891
Orsted A/S(b)	141	26,645
Pandora A/S	85	8,198
Vestas Wind Systems A/S	145	31,027
		180,863
Finland–0.50%
Elisa OYJ	86	5,116
Neste OYJ	307	21,691
Orion OYJ, Class B	101	4,635
UPM-Kymmene OYJ	347	12,375
Wartsila OYJ Abp	507	4,981
		48,798
France–2.68%
Accor S.A.(a)	152	5,092
Amundi S.A.(a)(b)	52	3,871
AXA S.A.	1,445	31,952
Carrefour S.A.	431	7,288
Cie Generale des Etablissements Michelin S.C.A.	124	17,117
Danone S.A.	459	30,581
Gecina S.A.	33	4,706
Getlink SE(a)	314	4,843
L’Oreal S.A.	178	62,393
Orange S.A.	1,462	17,190
Schneider Electric SE	378	55,414
SEB S.A.	27	5,137
Unibail-Rodamco-Westfield	102	8,603
Valeo S.A.	190	7,098
		261,285
Germany–4.00%
adidas AG(a)	136	43,228
Allianz SE	297	67,327
Beiersdorf AG	70	7,680
Deutsche Boerse AG	141	22,728
Henkel AG & Co. KGaA, Preference Shares	178	18,488
Merck KGaA	87	14,539
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	97	25,788
SAP SE	758	96,492
Sartorius AG, Preference Shares	25	12,463
Siemens AG	525	81,305
		390,038
Hong Kong–0.77%
Hang Seng Bank Ltd.	600	10,966

See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
Hong Kong–(continued)
Hong Kong Exchanges & Clearing Ltd.	900	$57,814
MTR Corp. Ltd.	1,000	5,809
		74,589
Ireland–0.41%
CRH PLC	598	24,627
Kerry Group PLC, Class A	110	14,920
		39,547
Italy–0.39%
Intesa Sanpaolo S.p.A.(a)	11,284	24,686
Snam S.p.A.	1,299	6,820
Terna Rete Elettrica Nazionale S.p.A.	929	6,753
		38,259
Japan–8.00%
Aeon Co. Ltd.	500	15,681
Ajinomoto Co., Inc.	400	9,430
Asahi Kasei Corp.	900	10,087
Astellas Pharma, Inc.	1,400	22,710
Daifuku Co. Ltd.	100	11,360
Dai-ichi Life Holdings, Inc.	800	12,353
Daiichi Sankyo Co. Ltd.	1,200	38,665
Daikin Industries Ltd.	177	37,684
Daiwa House Industry Co. Ltd.	400	11,374
Denso Corp.	300	16,711
Eisai Co. Ltd.	200	14,660
Fujitsu Ltd.	100	15,228
Hankyu Hanshin Holdings, Inc.	100	3,257
Honda Motor Co. Ltd.	1,200	31,730
Kansai Paint Co. Ltd.	200	5,912
Kao Corp.	300	21,836
KDDI Corp.	1,200	35,336
Keio Corp.	100	7,334
Kikkoman Corp.	100	7,039
Kobe Bussan Co. Ltd.	200	5,531
Komatsu Ltd.	600	16,534
Mitsui Chemicals, Inc.	200	5,754
Miura Co. Ltd.	100	5,699
MS&AD Insurance Group Holdings, Inc.	300	8,688
Murata Manufacturing Co. Ltd.	400	38,524
Nintendo Co. Ltd.	80	46,235
Nippon Express Co. Ltd.	100	6,824
Nippon Paint Holdings Co. Ltd.	100	9,021
Nitto Denko Corp.	100	9,072
Nomura Real Estate Master Fund, Inc.	3	4,560
Nomura Research Institute Ltd.	300	10,016
Odakyu Electric Railway Co. Ltd.	200	5,815
Omron Corp.	100	8,852
Panasonic Corp.	1,600	20,740
Rakuten, Inc.	600	5,898
Resona Holdings, Inc.	1,500	5,241
Sekisui Chemical Co. Ltd.	300	5,422
Sekisui House Ltd.	600	11,608
SG Holdings Co. Ltd.	200	5,118
Shimizu Corp.	500	3,541
Shionogi & Co. Ltd.	200	10,881
Sompo Holdings, Inc.	200	7,995
Sony Corp.	900	86,125
Sumitomo Chemical Co. Ltd.	1,400	6,620
Shares		Value
Japan–(continued)
Sumitomo Metal Mining Co. Ltd.	100	$4,360
Sumitomo Mitsui Trust Holdings, Inc.	200	6,076
Suntory Beverage & Food Ltd.	100	3,499
Sysmex Corp.	100	11,657
Tokyo Electron Ltd.	100	38,143
Tokyu Corp.	300	3,537
Toray Industries, Inc.	900	5,890
West Japan Railway Co.	100	5,435
Yamaha Corp.	100	5,654
Yaskawa Electric Corp.	200	10,290
Yokogawa Electric Corp.	300	6,502
		779,744
Netherlands–2.28%
Akzo Nobel N.V.	144	14,601
ASML Holding N.V.	309	164,519
Koninklijke DSM N.V.	125	21,829
Koninklijke Vopak N.V.	76	3,843
Wolters Kluwer N.V.	213	17,679
		222,471
New Zealand–0.23%
Auckland International Airport Ltd.(a)	1,011	5,393
Fisher & Paykel Healthcare Corp. Ltd.	417	10,357
Meridian Energy Ltd.	1,313	6,756
		22,506
Norway–0.22%
Mowi ASA	283	6,257
Orkla ASA	740	7,192
Telenor ASA	492	8,145
		21,594
Portugal–0.04%
Jeronimo Martins SGPS S.A.	233	3,807
Singapore–0.35%
CapitaLand Ltd.	2,000	4,807
DBS Group Holdings Ltd.	1,300	24,442
Singapore Exchange Ltd.	700	5,191
		34,440
Spain–0.55%
Banco Bilbao Vizcaya Argentaria S.A.	5,064	23,062
Industria de Diseno Textil S.A.	818	24,269
Red Electrica Corp. S.A.	322	6,114
		53,445
Sweden–0.73%
Boliden AB	242	7,938
Essity AB, Class B	489	15,599
ICA Gruppen AB	87	4,365
Skandinaviska Enskilda Banken AB, Class A(a)	1,158	12,650
Svenska Cellulosa AB S.C.A., Class B(a)	423	7,452
Svenska Handelsbanken AB, Class A(a)	1,089	10,911
Tele2 AB, Class B	329	4,536
Telia Co. AB	1,832	8,031
		71,482
Switzerland–3.19%
Alcon, Inc.(a)	366	26,252
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
Switzerland–(continued)
Coca-Cola HBC AG(a)	164	$4,860
Givaudan S.A.	6	24,216
Kuehne + Nagel International AG	37	8,428
Lonza Group AG	51	32,624
Roche Holding AG	510	175,788
Sonova Holding AG, Class A(a)	38	9,181
Swiss Re AG	217	19,146
Swisscom AG	18	9,803
		310,298
United Kingdom–4.39%
Associated British Foods PLC(a)	234	6,781
Barratt Developments PLC(a)	695	6,072
Berkeley Group Holdings PLC	79	4,527
British Land Co. PLC (The)	716	4,397
Burberry Group PLC(a)	280	6,585
Coca-Cola European Partners PLC	143	6,645
Compass Group PLC(a)	1,320	23,660
Croda International PLC	84	7,229
DCC PLC	66	4,985
InterContinental Hotels Group PLC(a)	122	7,530
J Sainsbury PLC	1,618	5,414
JD Sports Fashion PLC(a)	523	5,345
Johnson Matthey PLC	161	6,501
Kingfisher PLC(a)	1,562	5,936
Liberty Global PLC, Class C(a)	418	10,099
Linde PLC	379	93,007
Mondi PLC	307	7,256
National Grid PLC	2,391	27,794
RELX PLC	1,431	35,496
Schroders PLC	112	5,237
Segro PLC	825	10,779
Taylor Wimpey PLC(a)	2,441	4,886
Unilever PLC	1,896	110,513
Whitbread PLC(a)	156	5,926
WM Morrison Supermarkets PLC	1,748	4,295
WPP PLC	1,046	10,919
		427,814
United States–60.29%
ABIOMED, Inc.(a)	33	11,492
Accenture PLC, Class A	463	112,009
Agilent Technologies, Inc.	229	27,519
Allegion PLC	65	6,956
Ally Financial, Inc.	283	10,709
American Express Co.	490	56,967
American Tower Corp.	321	72,983
AmerisourceBergen Corp.	122	12,712
Amgen, Inc.	426	102,849
Aptiv PLC(a)	201	26,854
Axalta Coating Systems Ltd.(a)	190	5,128
Baker Hughes Co., Class A	489	9,824
Ball Corp.	242	21,301
Bank of New York Mellon Corp. (The)	593	23,619
Becton, Dickinson and Co.	203	53,143
Best Buy Co., Inc.	174	18,935
Biogen, Inc.(a)	111	31,370
BlackRock, Inc.	108	75,736
BorgWarner, Inc.	146	6,131
Shares		Value
United States–(continued)
Boston Properties, Inc.	106	$9,675
Bunge Ltd.	100	6,544
C.H. Robinson Worldwide, Inc.	102	8,727
Cable One, Inc.	3	6,000
Campbell Soup Co.	140	6,735
Cardinal Health, Inc.	230	12,358
Caterpillar, Inc.	370	67,651
CBRE Group, Inc., Class A(a)	246	15,001
Centene Corp.(a)	397	23,939
CenterPoint Energy, Inc.	377	7,951
Cerner Corp.	222	17,784
Charles Schwab Corp. (The)	1,095	56,436
Chubb Ltd.	309	45,012
Cigna Corp.	252	54,697
Clorox Co. (The)	90	18,851
CME Group, Inc., Class A	253	45,980
Colgate-Palmolive Co.	594	46,332
Consolidated Edison, Inc.	250	17,695
CSX Corp.	549	47,080
Cummins, Inc.	109	25,552
DaVita, Inc.(a)	71	8,333
Deere & Co.	211	60,937
DENTSPLY SIRONA, Inc.	158	8,451
Ecolab, Inc.	173	35,380
Edwards Lifesciences Corp.(a)	425	35,097
Electronic Arts, Inc.	199	28,497
Equinix, Inc.	63	46,617
Eversource Energy	245	21,438
Expeditors International of Washington, Inc.	125	11,190
FactSet Research Systems, Inc.	28	8,466
Fastenal Co.	422	19,239
Ferguson PLC	171	19,895
Fortune Brands Home & Security, Inc.	97	8,366
Franklin Resources, Inc.	221	5,810
General Mills, Inc.	449	26,087
Gilead Sciences, Inc.	887	58,187
Hasbro, Inc.	95	8,913
HCA Healthcare, Inc.	202	32,821
Healthpeak Properties, Inc.	366	10,852
Henry Schein, Inc.(a)	98	6,453
Hologic, Inc.(a)	185	14,750
Home Depot, Inc. (The)	780	211,240
Humana, Inc.	90	34,480
IDEX Corp.	55	10,240
IDEXX Laboratories, Inc.(a)	63	30,157
IHS Markit Ltd.	282	24,557
Illinois Tool Works, Inc.	226	43,891
International Flavors & Fragrances, Inc.	63	7,080
Iron Mountain, Inc.	203	6,835
Jazz Pharmaceuticals PLC(a)	37	5,754
Johnson Controls International PLC	530	26,405
Kansas City Southern	70	14,187
Kellogg Co.	184	10,845
KeyCorp	728	12,274
Kimberly-Clark Corp.	233	30,779
Lowe’s Cos., Inc.	523	87,263
lululemon athletica, inc.(a)	85	27,938
M&T Bank Corp.	97	12,850
Marsh & McLennan Cos., Inc.	348	38,249
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
United States–(continued)
Mettler-Toledo International, Inc.(a)	18	$21,026
Microsoft Corp.	5,169	1,199,001
Mohawk Industries, Inc.(a)	44	6,318
Moody’s Corp.	116	30,886
Mosaic Co. (The)	335	8,697
Newmont Corp.	592	35,283
NIKE, Inc., Class B	903	120,632
Norfolk Southern Corp.	181	42,828
Northern Trust Corp.	147	13,111
NVIDIA Corp.	450	233,815
ONEOK, Inc.	329	13,104
Owens Corning	83	6,441
PepsiCo, Inc.	1,005	137,253
Phillips 66	327	22,171
PNC Financial Services Group, Inc. (The)	309	44,348
Principal Financial Group, Inc.	197	9,706
Procter & Gamble Co. (The)	1,815	232,701
Prologis, Inc.	507	52,322
Prudential Financial, Inc.	295	23,093
Quest Diagnostics, Inc.	94	12,140
Regions Financial Corp.	721	12,264
ResMed, Inc.	106	21,366
Robert Half International, Inc.	82	5,535
Rockwell Automation, Inc.	85	21,125
Roper Technologies, Inc.	71	27,897
salesforce.com, inc.(a)	664	149,772
Sempra Energy	198	24,504
State Street Corp.	266	18,620
Steel Dynamics, Inc.	155	5,312
STERIS PLC	59	11,039
SVB Financial Group(a)	38	16,636
T. Rowe Price Group, Inc.	156	24,411
Teladoc Health, Inc.(a)	83	21,898
Shares		Value
United States–(continued)
Teledyne Technologies, Inc.(a)	27	$9,639
Tesla, Inc.(a)	541	429,300
Tractor Supply Co.	83	11,764
Trane Technologies PLC	178	25,516
Travelers Cos., Inc. (The)	190	25,897
UGI Corp.	154	5,542
Vail Resorts, Inc.	30	7,979
Varian Medical Systems, Inc.(a)	64	11,236
Vertex Pharmaceuticals, Inc.(a)	188	43,067
VF Corp.	247	18,987
W.W. Grainger, Inc.	33	12,025
Walt Disney Co. (The)	1,313	220,807
Waters Corp.(a)	45	11,910
West Pharmaceutical Services, Inc.	51	15,274
Xylem, Inc.	134	12,943
Zoetis, Inc.	336	51,828
		5,876,009
Total Common Stocks & Other Equity Interests (Cost $7,528,175)		9,387,310
Money Market Funds–3.58%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	122,042	122,042
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(c)(d)	87,401	87,436
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	139,477	139,477
Total Money Market Funds (Cost $348,955)		348,955
TOTAL INVESTMENTS IN SECURITIES—99.90% (Cost $7,877,130)		9,736,265
OTHER ASSETS LESS LIABILITIES–0.10%		9,461
NET ASSETS–100.00%		$9,745,726
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $30,516, which represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$47,900	$168,252	$(94,110)	$-	$-	$122,042	$4
Invesco Liquid Assets Portfolio, Institutional Class	34,477	120,180	(67,221)	-	-	87,436	10
Invesco Treasury Portfolio, Institutional Class	54,743	192,287	(107,553)	-	-	139,477	2
Total	$137,120	$480,719	$(268,884)	$-	$-	$348,955	$16

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
MSCI World Index	3	March-2021	$239,070	$(1,250)	$(1,250)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$184,171	$—	$184,171
Austria	—	11,955	—	11,955
Belgium	—	21,207	—	21,207
Brazil	12,979	—	—	12,979
Canada	292,500	—	—	292,500
China	—	7,509	—	7,509
Denmark	—	180,863	—	180,863
Finland	—	48,798	—	48,798
France	8,603	252,682	—	261,285
Germany	—	390,038	—	390,038
Hong Kong	—	74,589	—	74,589
Ireland	—	39,547	—	39,547
Italy	—	38,259	—	38,259
Japan	—	779,744	—	779,744
Netherlands	—	222,471	—	222,471
New Zealand	—	22,506	—	22,506
Norway	—	21,594	—	21,594
Portugal	—	3,807	—	3,807
Singapore	—	34,440	—	34,440
Spain	—	53,445	—	53,445
Sweden	—	71,482	—	71,482
Switzerland	—	310,298	—	310,298
United Kingdom	109,751	318,063	—	427,814
United States	5,856,114	19,895	—	5,876,009
Money Market Funds	348,955	—	—	348,955
Total Investments in Securities	6,628,902	3,107,363	—	9,736,265
Other Investments - Liabilities*
Futures Contracts	(1,250)	—	—	(1,250)
Total Investments	$6,627,652	$3,107,363	$—	$9,735,015

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco MSCI World SRI Index Fund